Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2022	2021	2020
Weighted average number of shares
Ordinary shares in issue (’000)	2,830,370	2,808,406	2,923,571
Adjustment for weighting of ordinary shares in issue (’000)	(4,285)	90,398	(194,680)
Weighted average number of shares (’000)	2,826,085	2,898,804	2,728,891
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	18,396	33,054	29,312
Basic EPS (cents)	651	1,140	1,074

	2022	2021	2020
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,826,085	2,898,804	2,728,891
Potential ordinary shares (’000)	4,696	28,442	49,061
Diluted weighted average number of shares (’000)	2,830,781	2,927,246	2,777,952
Diluted basic EPS (cents)	650	1,129	1,055

Headline earnings per share
Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax
2022
Profit attributable to owners of Sibanye-Stillwater			18,396
Gain on disposal of property, plant and equipment		(162)	(128)
Reversal of impairments	10	(6)	(4)
Loss on deconsolidation of subsidiaries		308	308
Profit on sale of Lonmin Canada		(145)	(145)
Foreign exchange movement recycled through profit or loss		(14)	(14)
Re-measurement items, attributable to NCI			9
Headline earnings			18,422
Weighted average number of shares (’000)			2,826,085
Headline EPS (cents)			652
2021
Profit attributable to owners of Sibanye-Stillwater			33,054
Gain on disposal of property, plant and equipment		(36)	(27)
Impairments	10	5,148	3,861
Profit on sale of St Helena		(16)	(12)
Derecognition of property, plant and equipment in Marathon project	14	2	2
Re-measurement items, attributable to NCI			—
Headline earnings			36,878
Weighted average number of shares (’000)			2,898,804
Headline EPS (cents)			1,272
2020
Profit attributable to owners of Sibanye-Stillwater			29,312
Gain on disposal of property, plant and equipment		(99)	(74)
Reversal of impairment	10	(121)	(121)
Derecognition of property, plant and equipment in Marathon project	14	37	28
Re-measurement items, attributable to NCI			1
Headline earnings			29,146
Weighted average number of shares (’000)			2,728,891
Headline EPS (cents)			1,068
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2022	2021	2020
Diluted headline earnings (R' million)	18,422	36,878	29,146
Diluted weighted average number of shares (’000)	2,830,781	2,927,246	2,777,952
Diluted headline EPS (cents)	651	1,260	1,049